Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	a. Basis of Accounting—The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).
Use of Estimates
b.
Use of Estimates—The preparation of financial statements in conformity with GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of net assets available for benefits, and changes therein. Actual results could differ from those estimates.

Risks and Uncertainties
c.
Risks and Uncertainties—The Plan utilizes various investment instruments. Investment securities, in general, are exposed to various risks, such as interest rate, credit and overall market volatility. Market volatility includes global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such change could materially affect the value of the participants’ account balances and the amounts reported in the financial statements.

Investments as of December 31, 2025 and 2024, included $592,040,555 and $585,860,311, respectively, of the Dominion Energy Stock Fund. This investment represents 12% and 13% of total investments as of December 31, 2025 and 2024, respectively. A large decline in the market value of the Dominion Energy Stock Fund could significantly affect the net assets available for benefits.

Valuation of Investments	d. Valuation of Investments—The Plan’s investments are stated at fair value. See Note 4 for further information on fair value measurements.
Notes Receivable from Participants
e.
Notes Receivable from Participants—Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions based on the terms of the Plan document.

Investment Income (Loss)
f.
Investment Income (Loss)—Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividend income is recognized on the ex-dividend date.

Net appreciation or depreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Income or loss from Master Trust includes dividend income and net realized and unrealized appreciation or depreciation.

Investment management fees and operating expenses charged to the Plan are deducted from income earned daily and are not separately reflected. Consequently, investment management fees and operating expenses are reflected as a reduction of investment return.

Administrative Expenses
g.
Administrative Expenses—As permitted by law, the reasonable administrative costs of the Plan are paid by the Plan. In addition, participants who elect to participate in a financial advisory program offered by the Plan or the self-directed brokerage option will have administrative fees deducted from their account.

Payment of Benefits	h. Payment of Benefits—Benefit payments to participants are recorded upon distribution.
Transfers
i.
Transfers—In addition to the Plan, Dominion Energy also sponsors another 401(k) plan for employees of Dominion Energy and certain of its subsidiaries which do not participate in this Plan. If participants change employment among Dominion Energy and its covered subsidiaries during the year, their account balances are transferred into the corresponding plan. For the year ended December 31, 2025, the Plan transferred $15,637,249 and $876,750 of participants’ assets in from and out to the other plan, respectively.